UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number  811-00214
                                                    -----------


                           SENTINEL GROUP FUNDS, INC.
                        --------------------------------
               (Exact name of registrant as specified in charter)


                             ONE NATIONAL LIFE DRIVE
                               MONPELIER, VT 05604
                            -------------------------
               (Address of principal executive offices) (Zip code)


                     SENTINEL ADMINISTRATIVE SERVICES, INC.
                             ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                     ---------------------------------------
                     (Name and address of agent for service)


                                 (802) 229-3113
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: 06/30/06
                         ---------------

Date of reporting period: 03/31/06
                         ---------------

  SENTINEL CAPITAL GROWTH FUND
  INVESTMENT IN SECURITIES
  at March 31, 2006 (Unaudited)
  ------------------------------------------------------------------------------
                                                                         Value
                                                        Shares         (Note 1)
  ------------------------------------------------------------------------------
  COMMON STOCKS 97.4%
  CONSUMER DISCRETIONARY 8.0%
*  Cheesecake Factory, Inc.                           50,000     $  1,872,500
*  Coach, Inc.                                        40,000        1,383,200
   McDonald's Corp.                                   40,000        1,374,400
   Penney J.C.                                        75,000        4,530,750
   Tiffany & Co.                                      70,000        2,627,800
                                                                 -------------
                                                                   11,788,650
                                                                 -------------
  CONSUMER STAPLES  9.2%
   Colgate Palmolive Co.                              30,000        1,713,000
   Dominos Pizza, Inc.                                70,000        1,998,500
   The Hershey Co.                                    20,000        1,044,600
   Phelps Dodge Corp.                                  8,000          644,240
   Procter & Gamble Co.                               20,000        1,152,400
   Walgreen Co.                                      160,000        6,900,800
                                                                 -------------
                                                                   13,453,540
                                                                 -------------
  ENERGY 10.5%
   Devon Energy Corp.                                 20,000        1,223,400
   EOG Resources, Inc.                                18,000        1,296,000
   Exxon Mobil Corp.                                  75,000        4,564,500
   Patterson UTI Energy, Inc.                         10,000          319,600
   Peabody Energy Corp.                               34,000        1,713,940
   St. Mary Land                                      20,000          816,600
   Schlumberger Ltd.                                  18,000        2,278,260
*  Nabors Industries, Inc.                            10,000          715,800
   Noble Corp. New Cayman                             30,000        2,433,000
                                                                 -------------
                                                                   15,361,100
                                                                 -------------
  FINANCIALS 13.0%
   American Express Co.                               25,000        1,313,750
   Bear Stearns Cos., Inc.                            11,000        1,525,700
   BlackRock, Inc. - Class A                          21,000        2,940,000
   CIT Group, Inc.                                    50,000        2,676,000
   Chicago Mercantile Exchange
     Holdings, Inc. - Class A                          6,000        2,685,000
*  Euronet Worldwide, Inc.                            40,000        1,513,200
   Merrill Lynch & Co., Inc.                          30,000        2,362,800
   SLM Corp.                                          35,000        1,817,900
   Wells Fargo & Co.                                  35,000        2,235,450
                                                                 -------------
                                                                   19,069,800
                                                                 -------------
  HEALTH CARE 18.4%
   Arch Coal, Inc.                                    10,000          759,400
*  Gilead Sciences, Inc.                              75,000        4,666,500
*  Kyphon, Inc.                                       20,000          744,000
   Medtronic, Inc.                                    90,000        4,567,500
   Novartis (ADR)                                     60,000        3,326,400
   Roche Hldgs. Ltd. (ADR)                            37,000        2,749,100
   Stryker Corp.                                      70,000        3,103,800
   UnitedHealth Group, Inc.                           70,000        3,910,200
*  Wellpoint, Inc.                                    15,000        1,161,450
*  Zimmer Holdings, Inc.                              30,000        2,028,000
                                                                 -------------
                                                                   27,016,350
                                                                 -------------
  INDUSTRIALS 23.4%
   Canadian Pacific Railway Ltd.                      40,000        1,998,800
   Caterpillar, Inc.                                  50,000        3,590,500
   Commercial Metals Co.                              22,500        1,203,525
   Donaldson Co., Inc.                                35,000        1,182,650
   Emerson Electric Co.                               50,000        4,181,500
   FedEx Corp.                                        30,000        3,388,200
   General Electric Co.                              145,000        5,043,100
   Illinois Tools Works, Inc.                         20,000        1,926,200
*  Jacobs Engineering Group, Inc.                     30,000        2,602,200
   3M Co.                                             20,000        1,513,800
   Molex, Inc. - Class A                              65,000        1,931,800
   Regal-Beloit Corp.                                 20,000          845,400
   Robert Half Int'l., Inc.                           75,000        2,895,750
*  SurModics, Inc.                                     5,000          176,800
   United Parcel Service, Inc. - Class B              25,000        1,984,500
                                                                 -------------
                                                                   34,464,725
                                                                 -------------
  INFORMATION TECHNOLOGY 11.6%
*  Autodesk, Inc.                                     55,000        2,118,600
   Automatic Data Processing, Inc.                    50,000        2,284,000
*  Cisco Systems, Inc.                                55,000        1,191,850
*  Corning, Inc.                                      67,000        1,802,970
*  EMC Corp.                                          20,000          272,600
   Microsoft Corp.                                    70,000        1,904,700
   Nokia Corp. (ADR)                                  80,000        1,657,600
   Paychex, Inc.                                      25,000        1,041,500
   Qualcomm, Inc.                                     30,000        1,518,300
   SAP A.G. (ADR)                                     60,000        3,259,200
                                                                 -------------
                                                                   17,051,320
                                                                 -------------
  MATERIALS 3.3%
   BHP Billiton LTD.                                  20,000          797,000
   Inco Ltd.                                           5,000          249,450
   Praxair, Inc.                                      70,000        3,860,500
                                                                 -------------
                                                                    4,906,950
                                                                 -------------
TOTAL COMMON STOCKS
(Cost $91,564,688)**                                              143,112,435
                                                                 -------------


--------------------------------------------------------------------------------
                                                  Principal Amount      Value
                                                   (M = $1,000)        (Note 1)
--------------------------------------------------------------------------------
  CORPORATE SHORT-TERM NOTES  2.4%
  Prudential Funding
    4.63%, 04/04/06                                   1,550 M       1,549,402
  UPS, Inc.
    4.57%, 04/03/06                                   2,000 M       1,999,492
                                                                 -------------
  TOTAL CORPORATE SHORT-TERM NOTES
  (Cost $3,548,894)                                                 3,548,894
                                                                 -------------
  TOTAL INVESTMENTS
  (Cost $95,113,582)**                                            146,661,329

  EXCESS OF OTHER ASSETS
   OVER LIABILITIES  0.2%                                             308,568
                                                                 -------------

  NET ASSETS                                                     $146,969,897
                                                                 =============

*    Non-income producing.

** Cost for federal income tax purposes is substantially similar. At March 31, 2006 net unrealized appreciation for federal income tax purposes aggregrated $51,547,747 of which $51,600,022 related to appreciated securities and $52,275 related to depreciated securities.

     (ADR) - American Depository Receipt

See notes to financial statements.

  SENTINEL GROWTH LEADERS FUND
  INVESTMENT IN SECURITIES
  at March 31, 2006 (Unaudited)
  ------------------------------------------------------------------------------
                                                                         Value
                                                        Shares         (Note 1)
  ------------------------------------------------------------------------------
  COMMON STOCKS 100.2%
  CONSUMER DISCRETIONARY 6.1%
*  Cheesecake Factory, Inc.                              6,000     $    224,700
   Tiffany & Co.                                         6,000          225,240
                                                                   ------------
                                                                        449,940
                                                                   ------------
  CONSUMER STAPLES  5.2%
   PepsiCo, Inc.                                         3,000          173,370
   Walgreen Co.                                          5,000          215,650
                                                                   ------------
                                                                        389,020
                                                                   ------------
  FINANCIALS 17.4%
   American Express Co.                                  4,000          210,200
   Bear Stearns Cos., Inc.                               2,000          277,400
   BlackRock, Inc. - Class A                             2,000          280,000
   CIT Group, Inc.                                       6,000          321,120
   SLM Corp.                                             4,000          207,760
                                                                   ------------
                                                                      1,296,480
                                                                   ------------
  HEALTH CARE 7.6%
   Medtronic, Inc.                                       3,000          152,250
   Roche Hldgs. Ltd. (ADR)                               2,000          148,600
   Stryker Corp.                                         6,000          266,040
                                                                   ------------
                                                                        566,890
                                                                   ------------
  INDUSTRIALS 35.8%
   Caterpillar, Inc.                                     2,000          143,620
   Canadian Pacific Railway Ltd.                         5,000          249,850
   Commercial Metals Co.                                 5,000          267,450
   Emerson Electric Co.                                  5,000          418,150
   General Electric Co.                                  6,000          208,680
*  Jacobs Engineering Group, Inc.                        4,000          346,960
   Molex, Inc. - Class A                                 9,000          267,480
   Regal-Beloit Corp.                                    5,000          211,350
   Robert Half Int'l., Inc.                              7,000          270,270
   United Parcel Service, Inc. - Class B                 3,500          277,830
                                                                   ------------
                                                                      2,661,640
                                                                   ------------
  INFORMATION TECHNOLOGY 25.1%
*  Ansys, Inc.                                           5,000          270,750
*  Autodesk, Inc.                                        8,000          308,160
   Automatic Data Processing, Inc.                       5,000          228,400
*  Corning, Inc.                                         8,000          215,280
   Paychex, Inc.                                         7,000          291,620
   Qualcomm, Inc.                                        5,000          253,050
   SAP A.G. (ADR)                                        5,500          298,760
                                                                   ------------
                                                                      1,866,020
                                                                   ------------
  MATERIALS 3.0%
   Praxair, Inc.                                         4,000          220,600
                                                                   ------------

  TOTAL COMMON STOCKS
  (Cost $6,356,132)**                                                 7,450,590
                                                                   ------------

  ------------------------------------------------------------------------------
                                                Principal Amount        Value
                                                   (M = $1,000)        (Note 1)
  ------------------------------------------------------------------------------
  CORPORATE SHORT-TERM NOTES 3.4%
  LBC LaSalle Bank
   4.71%, 04/04/06
  (Cost $249,902)                                         250 M         249,902
                                                                   ------------
  TOTAL INVESTMENTS
  (Cost $6,606,034) **                                                7,700,492

  EXCESS OF LIABILITIES
   OVER OTHER ASSETS (3.6%)                                            (265,674)
                                                                   ------------

  NET ASSETS                                                       $  7,434,818
                                                                   ============


* Non-income producing.

**Cost for federal income tax purposes is substantially similar.
  At March 31, 2006 net unrealized appreciation for federal income tax purposes aggregrated $1,094,458 of which $1,124,470 related to appreciated securities and $30,012 related to depreciated securities.

  (ADR) - American Depository Receipt

  See notes to financial statements.

NOTE 1:

SECURITY VALUATION: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Securities for which market quotations are not readily available may be fair valued under procedures adopted by the Fund's board. The board has delegated this responsibility to a pricing committee subject to its review and supervision. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximated market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

NOTE 2:

Pursuant to an agreement and Plan of Reorganization, approved at a Special Meeting of Shareholders on March 10, 2006, the Bramwell Growth Fund and Bramwell Focus Fund, each series of the Bramwell Funds, Inc., were reorganized into the Sentinel Capital Growth Fund and Sentinel Growth Leaders Fund, respectively, each series of Sentinel Group Funds, Inc., following the close of the New York Stock Exchange on March 17, 2006.


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Sentinel Variable Products Trust

      By                         /s/ THOMAS P. MALONE
                                 ---------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer
      Date  05/26/06
           -------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By                         /s/ CHRISTIAN W. THWAITES
                                 -------------------------
                                 Christian W. Thwaites
                                 President and Chief Executive Officer

      Date   05/26/06
           -------------

      By                         /s/ THOMAS P. MALONE
                                 ---------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date   05/26/06
           -------------